CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2020		$ 988,886	$ 61	$ 224,043	$ 49,423	$ 774,473	$ (63,517)	$ 984,483	$ 4,403
Balance (in shares) at Jun. 30, 2020			60,537,099
Issuance of restricted shares (in shares)	[1]		318,000
Share-based compensation		938		938				938
Net income (loss) for the period		51,762				51,913		51,913	(151)
Appropriations to statutory reserves					9,531	(9,531)
Dividends paid		(12,107)				(12,107)		(12,107)
Translation adjustments		83,653					83,449	83,449	204
Effect of change in accounting principle - ASC 326 (note 2)		(22,340)				(22,340)		(22,340)
Balance at Dec. 31, 2020		1,090,792	$ 61	224,981	58,954	782,408	19,932	1,086,336	4,456
Balance (in shares) at Dec. 31, 2020			60,855,099
Balance at Jun. 30, 2021		1,141,968	$ 61	233,768	64,449	806,598	32,814	1,137,690	4,278
Balance (in shares) at Jun. 30, 2021			61,367,337
Issuance of restricted shares			$ 1	(1)
Issuance of restricted shares (in shares)			593,987
Share-based compensation		6,306		6,306				6,306
Net income (loss) for the period		43,988				44,329		44,329	(341)
Appropriations to statutory reserves					12,380	(12,380)
Capital contribution from subsidiaries' non-controlling interest shareholders		695							695
Translation adjustments		16,559					16,393	16,393	166
Balance at Dec. 31, 2021		$ 1,209,516	$ 62	$ 240,073	$ 76,829	$ 838,547	$ 49,207	$ 1,204,718	$ 4,798
Balance (in shares) at Dec. 31, 2021			61,961,324

[1]	The impact to ordinary shares and additional paid-in capital upon issuance of restricted shares is less than $1.